Subsequent Events (Details) - USD ($)						3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2025	Jan. 01, 2025	Dec. 31, 2024	Jul. 01, 2024	Jun. 30, 2024	Mar. 17, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Sale price (in Dollars per share)								$ 1.5
Repurchased shares (in Shares)			486,979		321,794			515,281	486,979
Expiration date	Dec. 31, 2025	Jun. 30, 2025		Dec. 31, 2024			Dec. 31, 2024
Common Stock [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share)			$ 8.3				$ 8.3	$ 8.3	$ 8.3
Subsequent Event [Member]
Subsequent Events [Line Items]
Repurchased shares (in Shares)						28,302
Repurchased shares, value						$ 29,462
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)						$ 1.04
Expiration date		Jun. 30, 2025
Sublease fee per month		$ 2,000
Additional milestone fee		$ 1,375,000